Long-Term Debt (Details Textual)	1 Months Ended		12 Months Ended												12 Months Ended							12 Months Ended
	Feb. 17, 2012	Jan. 18, 2012	Dec. 31, 2011 USD ($) Vessel CreditFacility	Dec. 31, 2010 USD ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2010 NOK	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Dec. 31, 2010 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2011 Parent [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 JV Partner [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 Partnership [Member] U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 Five Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 One Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Two Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member]
Long Term Debt (Additional Textual)
Maintain the greater of a minimum liquidity for revolving credit facility																						$ 75,000,000	$ 50,000,000	$ 50,000,000
Minimum Percentage to Maintaining for Revolving Credit Facility																						5.00%	5.00%	5.00%
Guaranteed term loans																			43,700,000	119,500,000	75,700,000
Range of Credit Facility Margin															3.25%	3.25%	0.30%	0.30%
Interest rate swap to swap the interest payments																									1.12%
Outstanding term loans due through 2018 and 2023			2,029,076,000	1,717,140,000			1,246,360,000	1,066,909,000	100,417,000	103,061,000	238,867,000	244,958,000	443,432,000	302,212,000
Long-Term Debt (Textual) [Abstract]
Revolving credit facilities borrowing capacity			1,270,000,000
Undrawn amount of revolving credit facility			22,300,000
Amount reduced under revolving credit facilities, 2012			183,400,000
Amount reduced under revolving credit facilities, 2013			323,000,000
Amount reduced under revolving credit facilities, 2014			659,400,000
Amount reduced under revolving credit facilities, 2015			17,500,000
Amount reduced under revolving credit facilities, 2016			26,100,000
Amount reduced under revolving credit facilities, thereafter			59,300,000
Final repayment of credit facility guaranteed			65,000,000
Senior unsecured bonds issued					100,400,000	600,000,000
Payments of Debt Issuance Costs			1,300,000
Interest payments on the bonds based on NIBOR plus					4.75%	4.75%
Interest payments on the bonds based on LIBOR plus					5.04%	5.04%
Number of vessels			34
The LIBOR rate receivable			3.50%
Partnership's subsidiaries			6
Partnership interest owned in subsidiaries			50.00%
Share of outstanding vessel mortgage debt			50.00%
Partnership's subsidiaries			5
Final Repayment			29,100,000
Debt Instrument, Maturity Date	Feb. 23, 2012	Jan. 27, 2017
Interest Payments Description			LIBOR plus a margin.
Long-term Debt, Weighted Average Interest Rate			1.70%	1.30%
Aggregate principal repayments, 2012			229,400,000
Aggregate principal repayments, 2013			492,000,000
Aggregate Principal Repayments, 2014			817,400,000
Aggregate Principal Repayments, 2015			72,100,000
Aggregate Principal Repayments, 2016			67,900,000
Aggregate Principal Repayments, thereafter			$ 350,300,000